UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fausto Rotundo
Title:    Chief Compliance Officer
Phone:    (212) 652-9100


Signature, Place and Date of Signing:


/s/ Fausto Rotundo             New York, New York              May 13, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      81

Form 13F Information Table Value Total:   $6,454,891
                                          (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Edgewood Management LLC
                                                           March 31, 2011



COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------                --------------  --------- ---------- -------------------  ----------  --------  ----------------------
                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                --------------  --------- ---------- ---------  --- ----  ----------  --------  ------- ------ -------
3M CO                         COM             88579Y101   90,855     971,710  SH           SOLE       NONE     871,710   0   100,000
ABBOTT LABS                   COM             002824100    7,814     159,317  SH           SOLE       NONE     159,317   0         0
AEGON N V                     NY REGISTRY SH  007924301      209       9,200  SH           SOLE       NONE       9,200   0         0
ALLERGAN INC                  COM             018490102  147,654   2,079,054  SH           SOLE       NONE   2,017,157   0    61,897
AMAZON COM INC                COM             023135106  271,555   1,507,548  SH           SOLE       NONE   1,463,855   0    43,693
AMERICAN TOWER CORP           CL A            029912201  280,062   5,404,520  SH           SOLE       NONE   5,241,932   0   162,588
AMPHENOL CORP NEW             CL A            032095101      201       3,700  SH           SOLE       NONE       3,700   0         0
APPLE INC                     COM             037833100  342,702     983,341  SH           SOLE       NONE     954,449   0    28,892
APPLIED MATLS INC             COM             038222105      528      33,800  SH           SOLE       NONE      33,800   0         0
BANK OF NEW YORK MELLON CORP  COM             064058100    4,363     146,055  SH           SOLE       NONE     146,055   0         0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108      627           5  SH           SOLE       NONE           5   0         0
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702    1,137      13,600  SH           SOLE       NONE      13,600   0         0
BOEING CO                     COM             097023105      318       4,300  SH           SOLE       NONE       4,300   0         0
BP PLC                        SPONSORED ADR   055622104      206       4,678  SH           SOLE       NONE       4,678   0         0
CELGENE CORP                  COM             151020104  419,822   7,291,738  SH           SOLE       NONE   7,076,269   0   215,469
CHEVRON CORP NEW              COM             166764100    2,550      23,726  SH           SOLE       NONE      23,726   0         0
CHUBB CORP                    COM             171232101      511       8,340  SH           SOLE       NONE       8,340   0         0
CINCINNATI FINL CORP          COM             172062101      296       9,012  SH           SOLE       NONE       9,012   0         0
CISCO SYS INC                 COM             17275R102    6,027     351,437  SH           SOLE       NONE     350,437   0     1,000
CME GROUP INC                 COM             12572Q105  323,898   1,074,111  SH           SOLE       NONE   1,041,371   0    32,740
COCA COLA CO                  COM             191216100    2,418      36,176  SH           SOLE       NONE      36,176   0         0
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102  367,854   4,519,097  SH           SOLE       NONE   4,381,688   0   137,409
COLGATE PALMOLIVE CO          COM             194162103   48,651     602,415  SH           SOLE       NONE     602,415   0         0
COMPLETE GENOMICS INC         COM             20454K104       90      10,000  SH           SOLE       NONE      10,000   0         0
CREE INC                      COM             225447101    1,357      29,400  SH           SOLE       NONE      29,400   0         0
DIRECTV                       COM CL A        25490A101      424       9,060  SH           SOLE       NONE       9,060   0         0
DISNEY WALT CO                COM DISNEY      254687106      319       7,400  SH           SOLE       NONE       7,400   0         0
DUKE ENERGY CORP NEW          COM             26441C105      414      22,832  SH           SOLE       NONE      22,832   0         0
EATON VANCE TX ADV GLBL DIV   COM             27828S101      149      10,000  SH           SOLE       NONE      10,000   0         0
EMERSON ELEC CO               COM             291011104    1,196      20,475  SH           SOLE       NONE      20,475   0         0
EQUIFAX INC                   COM             294429105      418      10,747  SH           SOLE       NONE      10,747   0         0
EXPEDITORS INTL WASH INC      COM             302130109  217,732   4,341,619  SH           SOLE       NONE   4,207,275   0   134,344
EXXON MOBIL CORP              COM             30231G102   15,249     181,258  SH           SOLE       NONE     178,758   0     2,500
FIRST SOLAR INC               COM             336433107  266,503   1,656,944  SH           SOLE       NONE   1,608,997   0    47,947
FREEPORT-MCMORAN COPPER & GO  COM             35671D857    1,222      22,000  SH           SOLE       NONE      22,000   0         0
GENERAL ELECTRIC CO           COM             369604103      211      10,500  SH           SOLE       NONE       6,500   0     4,000
GILEAD SCIENCES INC           COM             375558103    1,656      39,000  SH           SOLE       NONE      39,000   0         0
HEWLETT PACKARD CO            COM             428236103    1,123      27,400  SH           SOLE       NONE      27,400   0         0
HOME DEPOT INC                COM             437076102      637      17,185  SH           SOLE       NONE      17,185   0         0
HSBC HLDGS PLC                ADR A 1/40PF A  404280604      314      13,000  SH           SOLE       NONE      13,000   0         0
HUMAN GENOME SCIENCES INC     COM             444903108      412      15,000  SH           SOLE       NONE      15,000   0         0
ILLUMINA INC                  COM             452327109  199,981   2,854,021  SH           SOLE       NONE   2,774,019   0    80,002
INTEL CORP                    COM             458140100      378      18,720  SH           SOLE       NONE      18,720   0         0
INTERNATIONAL BUSINESS MACHS  COM             459200101      929       5,700  SH           SOLE       NONE       5,700   0         0
INTUITIVE SURGICAL INC        COM NEW         46120E602  295,121     885,028  SH           SOLE       NONE     859,422   0    25,606
ISHARES TR                    DJ SEL DIV INX  464287168    7,528     144,415  SH           SOLE       NONE     144,415   0         0
JPMORGAN CHASE & CO           COM             46625H100      590      12,799  SH           SOLE       NONE      12,799   0         0
JOHNSON & JOHNSON             COM             478160104    5,512      93,027  SH           SOLE       NONE      93,027   0         0
KELLOGG CO                    COM             487836108      424       7,860  SH           SOLE       NONE       7,860   0         0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106    7,053      95,196  SH           SOLE       NONE      95,196   0         0
LILLY ELI & CO                COM             532457108      211       6,000  SH           SOLE       NONE       6,000   0         0
MICROSOFT CORP                COM             594918104      606      23,869  SH           SOLE       NONE      23,869   0         0
NATIONAL OILWELL VARCO INC    COM             637071101  223,706   2,822,081  SH           SOLE       NONE   2,735,874   0    86,207
NEXTERA ENERGY INC            COM             65339F101      303       5,500  SH           SOLE       NONE       5,500   0         0
ORACLE CORP                   COM             68389X105  345,403  10,331,347  SH           SOLE       NONE  10,025,325   0   306,022
PAYCHEX INC                   COM             704326107      556      17,700  SH           SOLE       NONE      17,700   0         0
PEPSICO INC                   COM             713448108    7,517     116,711  SH           SOLE       NONE     114,211   0     2,500
PFIZER INC                    COM             717081103    2,739     134,845  SH           SOLE       NONE     134,845   0         0
PHILIP MORRIS INTL INC        COM             718172109      243       3,700  SH           SOLE       NONE       3,700   0         0
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT    73936T565      172      12,000  SH           SOLE       NONE      12,000   0         0
PPG INDS INC                  COM             693506107      328       3,450  SH           SOLE       NONE       3,450   0         0
PRAXAIR INC                   COM             74005P104  216,128   2,127,248  SH           SOLE       NONE   2,062,258   0    64,990
PRICELINE COM INC             COM NEW         741503403  326,933     645,551  SH           SOLE       NONE     625,483   0    20,068
PROCTER & GAMBLE CO           COM             742718109      642      10,420  SH           SOLE       NONE      10,420   0         0
QUALCOMM INC                  COM             747525103  376,682   6,869,999  SH           SOLE       NONE   6,666,912   0   203,087
QUANTA SVCS INC               COM             74762E102  233,291  10,400,849  SH           SOLE       NONE  10,090,081   0   310,768
REGENCY CTRS CORP             COM             758849103      435      10,000  SH           SOLE       NONE      10,000   0         0
RESEARCH IN MOTION LTD        COM             760975102  213,719   3,779,960  SH           SOLE       NONE   3,674,674   0   105,286
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107      227       3,100  SH           SOLE       NONE       3,100   0         0
SCHWAB CHARLES CORP NEW       COM             808513105      224      12,448  SH           SOLE       NONE      12,448   0         0
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886    5,509     172,855  SH           SOLE       NONE     172,855   0         0
SOUTHWESTERN ENERGY CO        COM             845467109  218,737   5,090,462  SH           SOLE       NONE   4,937,776   0   152,686
SYSCO CORP                    COM             871829107    2,597      93,768  SH           SOLE       NONE      93,768   0         0
PRICE T ROWE GROUP INC        COM             74144T108  335,073   5,044,758  SH           SOLE       NONE   4,885,812   0   158,946
UNITED TECHNOLOGIES CORP      COM             913017109      203       2,400  SH           SOLE       NONE       2,400   0         0
VANGUARD BD INDEX FD INC      SHORT TRM BOND  921937827      200       2,500  PRN          SOLE       NONE       2,500   0         0
VERIZON COMMUNICATIONS INC    COM             92343V104      667      17,304  SH           SOLE       NONE      17,304   0         0
VERTEX PHARMACEUTICALS INC    COM             92532F100    2,085      43,500  SH           SOLE       NONE      43,500   0         0
VISA INC                      COM CL A        92826C839  328,862   4,467,019  SH           SOLE       NONE   4,331,126   0   135,893
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209    4,033     140,280  SH           SOLE       NONE     140,280   0         0
YUM BRANDS INC                COMMON          988498101  259,656   5,053,633  SH           SOLE       NONE   4,900,020   0   153,613










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